Reclamation and Remediation Provision - Schedule of Reclamation and Remediation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reclamation and Remediation Provision [abstract]
Balance, beginning of year	$ 15,447	$ 16,299
Accretion	327	304
Change in estimates	1,069	(1,156)
Balance at the end of the year	$ 16,843	$ 15,447